Financial Assets and Financial Liabilities (Details) - Schedule of trade and other receivables - AUD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of trade and other receivables [Abstract]
R&D tax incentive receivable, Current	$ 6,259,819	$ 4,126,364
R&D tax incentive receivable, Non-current
R&D tax incentive receivable, Total	6,259,819	4,126,364
Accrued interest income, Current	267	269
Accrued interest income, Non-current
Accrued interest income, Total	267	269
Goods and services tax receivable, Current	491	47,706
Goods and services tax receivable, Non-current
Goods and services tax receivable, Total	491	47,706
Other receivable, Current		103,338
Other receivable, Non-current
Other receivable, Total		103,338
Trade and other receivables, Current	6,260,577	4,277,677
Trade and other receivables, Non-current
Trade and other receivables, Total	$ 6,260,577	$ 4,277,677